Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	As of September 30, 2024 and June 30, 2024, accounts receivable consist of the following:
	September 30, 2024	June 30, 2024
		(Audited)
Accounts receivable	$12,371,365	$251,894
Less: allowance for credit losses	—	—
Accounts receivable, net	$12,371,365	$251,894
As of June 30, 2024 and 2023, accounts receivable consist of the following:
	June 30, 2024	June 30, 2023
Accounts receivable	$251,894	$—
Less: allowance for credit losses	—	—
Accounts receivable, net	$251,894	$—